RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
18.	RELATED PARTY TRANSACTIONS

The Company's subsidiary, Henan Green, entered into a rental agreement for land use right with Zhengzhou Company, the former owner of Henan Green, from January 1, 2008 to December 31, 2027. Rental paid to Zhengzhou Company for the years ended December 31, 2012, 2011 and 2010 were $12,867, $11,428 and $9,909 respectively.

On February 26, 2013, the Company's subsidiary, Henan Green, entered into an equity/asset transfer agreement to acquire Zhengzhou Company via Henan Green. Zhengzhou Company owns land use right totaling 24.94 acres, among which 6.69 acres of land has been leased to Henan Green. The Company has decided to effectuate the acquisition of 100% equity interest Zhengzhou Company in order to secure the land use rights. The total consideration price is $42.6 million.

To facilitate Zhengzhou Company's acquisition, Henan Green prepaid $24,076,660 for the deposit on acquisition of business which included to pay $11,235,775 to two companies to settle the loans on behalf of Zhengzhou Company and $12,840,885 for the deposit on acquisition of future land use right as of December 31, 2012.